Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities, revenue and expenses, and the disclosure of contingent assets and liabilities in the Company’s financial statements and accompanying notes. Although these estimates are based on the Company’s knowledge of current events and actions it may undertake in the future, actual results may materially differ from these estimates and assumptions.

On an ongoing basis, management evaluates its estimates, primarily related to stock-based compensation, the fair value of its investments, accrued research and development costs and, prior to the closing of its IPO, its common stock. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The Company’s estimates relating to stock-based compensation expense require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents include cash in readily available checking and money market accounts.
The balance reflected in these financial statements as restricted cash represents a deposit account pledged as collateral to secure a standby letter of credit required as a security deposit under the Company’s headquarters facility lease. The Company has classified the restricted cash as a noncurrent asset on its balance sheets as of December 31, 2025 and 2024.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments, which potentially subject the Company to the concentration of credit risk, consist primarily of cash, cash equivalents, and investments. The Company maintains deposits in federally insured financial institutions which exceeded federally insured limits by $1.4 million as of December 31, 2025. Management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. The Company’s investment policy includes guidelines for the quality of the related institutions and financial instruments and defines allowable investments that the Company may invest in, which the Company believes minimizes its exposure to concentration of credit risk.

Short-Term Investments
Short-Term Investments
Short-term investments consist of money market funds, U.S. government obligations, corporate debt securities, government agency securities, asset-backed securities, and commercial paper. The Company obtains pricing information from its investment manager and generally determines the fair value of investment securities using standard observable inputs, including reported trades, broker/dealer quotes, and bid and/or offers. The Company classifies its investment securities as available-for-sale, as the sale of such securities may be required prior to maturity. Management determines the appropriate classification of its investments in debt securities at the time of purchase. Investments with original maturities beyond three months at the date of purchase and which mature at, or less than 12 months from, the balance sheet date are classified as short-term investments. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported as accumulated other comprehensive income (loss) until realized. The amortized cost of available-for-sale debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in interest income. The cost of securities sold is based on the specific identification method. Interest and dividends on securities classified as available-for-sale are included in interest income.
At each balance sheet date, the Company reviews its available-for-sale debt securities that are in an unrealized loss position to determine whether the unrealized loss or any potential credit losses should be recognized in the statements of operations. For available-for-sale debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through net income (loss).
For available-for-sale securities
that do not meet the above criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the severity of the impairment, any changes in interest rates, changes to the underlying credit ratings and forecasted recovery, among other factors. The credit-related portion of unrealized losses, and any subsequent improvements, are recorded in other income, net through an allowance account. There have been no impairment or credit losses recognized during any of the periods presented.

Fair Value Measurements
Fair Value Measurements
Certain assets and liabilities are carried at fair value under US GAAP. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1—Quoted prices in active markets for identical assets or liabilities.
Level 2—Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.
Cash, cash equivalents, and short-term investments are carried at fair value, determined according to the fair value hierarchy described above. The carrying values of the Company’s prepaid expenses, accounts payable, and accrued expenses approximate their fair value due to the short-term nature of these assets and liabilities. None of the Company’s non-financial assets or liabilities are recorded at fair value on a non-recurring basis.

Deferred Offering Costs and Common Stock Issuance Costs
Deferred Offering Costs and Common Stock Issuance Costs
The Company capitalizes certain legal, professional, accounting, and other third-party costs that are directly attributable to equity financings as deferred offering costs until such financings are consummated. Upon consummation of an equity financing, these costs are recorded as a reduction to additional paid-in capital within stockholders’ equity. In connection with the closing of the Company’s IPO in April 2024, all amounts previously recorded as deferred offering costs were reclassified to additional paid-in capital.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, including leasehold improvements, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the related assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the remaining lease term.

Repairs and maintenance charges that do not increase the useful life of the assets are charged to operating expenses as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
An impairment loss is recorded if and when events and circumstances indicate that any of the Company’s long-lived assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book values of the assets exceed their fair value. The Company has not recognized any impairment losses in any of the periods presented in these financial statements.

Leases
Leases
At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease and whether such a lease should be classified as a financing lease or operating lease based on the unique facts and circumstances present, the existence of an identified asset(s), if any, and the Company’s control over the use of the identified asset(s), if applicable. In 2025 and 2024, the Company leased real estate facilities under non-cancellable operating leases with various expiration dates through fiscal year 2034. As of December 31, 2025, the Company had one operating lease, which expires in 2034. As of December 31, 2025 and 2024, the Company had no financing leases.
Operating leases with a term greater than one year are recognized as right-of-use (ROU) assets and lease liabilities in the accompanying balance sheets. Operating lease ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company considers the lease term to be the non-cancellable period that it has the right to use the underlying asset, together with any periods where it is reasonably certain it will exercise an option to extend (or not terminate) the lease. The Company does not assume renewals or early terminations unless it is reasonably certain to exercise these options.
Operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term discounted based on (i) the interest rate implicit in the lease if that rate is readily determinable, or if not, (ii) the Company’s incremental borrowing rate (which is the estimated interest rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over a similar term as the lease term and in a similar economic environment). Because the Company’s operating leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the lease commencement date for borrowings with a similar term. The Company’s operating lease ROU assets are measured based on the corresponding operating lease liability adjusted for (i) payments made to the lessor at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease.
Operating lease costs are recognized on a straight-line basis over the lease term. The Company elected not to allocate consideration between lease and non-lease components. Variable lease payments are recognized in the period in which the obligations for those payments are incurred. In addition, the Company elected not to recognize lease assets or lease liabilities for leases with a term of 12 months or less for all asset classes.

Segment Reporting
Segment Reporting
Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (CODM) in making decisions regarding resource allocation and assessing performance. The Company operates and manages its business as one reporting and one operating segment, which is the business of designing and developing ecDTx, for which no revenue has been recorded. All of the Company’s long-lived assets are located in the United States. The Company’s CODM is its Chief Executive Officer. For purposes of assessing the Company’s financial performance and making resource allocation decisions, the CODM reviews total expenses, as well as expenses by nature.

Segment Reporting
Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (CODM) in making decisions regarding resource allocation and assessing performance. The Company operates and manages its business as one reporting and one operating segment, which
is the business of designing and developing ecDTx, for which no revenue has been recorded. All of the Company’s long-lived assets are located in the United States. The Company’s CODM is its Chief Executive Officer. For purposes of assessing the Company’s financial performance and making resource allocation decisions, the CODM reviews total expenses, as well as expenses by nature.

Convertible Preferred Stock
Convertible Preferred Stock
The Company’s convertible preferred stock was classified as temporary equity in the accompanying balance sheet as of December 31, 2023 and excluded from stockholders’ equity/(deficit) as the potential redemption of such stock was outside the Company’s control and would have required the redemption of the then-outstanding convertible preferred stock. The convertible preferred stock was not redeemable except for in the event of a liquidation, dissolution, or winding up of the Company. Costs incurred in connection with the issuance of convertible preferred stock were recorded as a reduction of gross proceeds from issuance. The Company did not accrete the carrying values of the convertible preferred stock to the redemption values since the occurrence of these events was not considered probable as of December 31, 2023. Immediately prior to the closing of the IPO on April 2, 2024, the Company’s outstanding convertible preferred stock automatically converted into 14,740,840 shares of common stock. Following the closing of the IPO, no shares of convertible preferred stock were authorized or outstanding.

Research and Development Expenses
Research and Development Expenses
Research and development (R&D) expenses are costs incurred by the Company in connection with its discovery and research efforts and the preclinical and clinical development of ecDTx. The Company’s R&D expenses include direct program costs, consisting of expenses incurred under arrangements with third parties, such as contract research organizations, contract manufacturers, consultants and its scientific advisors; and indirect costs, consisting of personnel-related expenses, including salaries, severance, bonuses, benefits, travel, and stock-based compensation expenses, for those individuals involved in R&D efforts, the costs of lab and pharmacology supplies and acquiring, developing, and manufacturing preclinical and clinical study materials, and facilities and depreciation, which include direct and allocated expenses for rent of facilities and depreciation of equipment. R&D costs are expensed as incurred.
The Company records accruals for estimated R&D costs, comprising payments for work performed by third party contractors, labs, and others. Some of these contractors bill monthly based on actual services performed, while others bill periodically based upon achieving certain contractual milestones. For the latter, the Company accrues the expenses as goods or services are used or rendered. Non-refundable advance payments for goods or services that will be used or rendered for future R&D activities are deferred and capitalized as prepaid expenses until the related goods are delivered or services are performed.

General and Administrative Expenses
General and Administrative Expenses
General and administrative (G&A) expenses consist primarily of personnel-related expenses, including salaries, severance, bonuses, benefits, travel, and stock-based compensation expenses, for employees in executive, accounting and finance, business development, human resources, legal, and other administrative functions. Other significant G&A expenses include allocated facility-related costs, legal fees relating to corporate and intellectual property matters, professional fees for accounting and tax services, consulting fees, and insurance costs. G&A costs are expensed as incurred.
Costs related to filing and pursuing patent applications are recorded as G&A expense and are expensed as incurred since the recoverability of such expenditures is uncertain.

Stock-Based Compensation
Stock-Based Compensation
The Company measures employee and nonemployee stock-based awards based on the estimated fair value of the awards on the date of grant and records compensation expense on a straight-line basis over the requisite service period of the award. All stock-based compensation costs are recorded in the statements of operations and comprehensive loss based upon the underlying employees’ or nonemployees’ roles within the Company. Forfeitures are accounted for as they occur.
The fair value of stock option grants and shares purchasable under the Company’s 2024 Employee Stock Purchase Plan (ESPP) is estimated on the date of grant using the Black-Scholes options-pricing model, which requires inputs based on certain subjective assumptions, including the:

•
Fair value of common stock. Subsequent to the closing of the IPO, the fair value of the Company’s common stock is the closing price per share on the Nasdaq Global Select Market on the date of grant of the award. For periods prior to the closing of the IPO on April 2, 2024, the Company utilized methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation (The Practice Aid) to estimate the fair value of its common stock. The fair value of the common stock was determined based upon a variety of factors, including the Company’s stage of development and material risks related to the business; the progress of the Company’s R&D programs; business conditions and projections; financial position and historical and forecasted performance and operating results; the lack of an active public market for the Company’s common stock and preferred stock; the prices of the Company’s preferred stock sold to or exchanged between outside investors in arm’s length transactions and the rights, preferences, and privileges of the preferred stock as compared to those of the Company’s common stock, including liquidation preferences of the Company’s preferred stock; the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company in light of prevailing market conditions; the hiring of key personnel and the experience of management; trends and developments in the Company’s industry; and external market conditions affecting the biopharmaceutical industry and trends within the biopharmaceutical industry.

•	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to the expected term of the award being valued.

•
Expected volatility. Given that there was no active trading market for the Company’s common stock prior to the completion of the IPO and there is not yet sufficient trading history for the Company’s common stock, the Company derived the expected volatility from the average historical volatilities of the common stock of a group of comparable publicly-traded companies in the biotechnology industry over a period approximately equal to the expected term of the award being valued. The Company will continue to apply this process until enough historical information regarding the volatility of its own stock price becomes available.

•
Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The expected term of stock options issued is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term) as the Company has concluded that its stock option exercise history does not provide a reasonable basis upon which to estimate expected term. For rights to purchase shares of common stock under the ESPP, the expected term represents the period from the first day of the offering period to the purchase date.

•
Expected dividend yield. The Company has never paid dividends on its common stock and does not anticipate paying any dividends in the foreseeable future. Therefore, the Company uses an expected dividend yield of zero.

The fair value of each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date.
The assumptions used in determining the estimated fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of significant judgment.
The Company reviews all stock-based award modifications, including situations in which an original award is exchanged for a new award. Stock award modifications are accounted for as modifications under ASC 718. In such cases, the Company measures incremental compensation cost as the excess of the fair value of the modified award over the fair value of the original award immediately prior to the modification, based on the relevant factors at the modification date.
For vested awards, the Company recognizes any incremental compensation cost in the period in which the modification occurs. For unvested awards, if the modified award is probable of vesting both before and after the modification, the Company recognizes, on a prospective basis over the remaining requisite service period, the sum of (i) the incremental compensation cost and (ii) any remaining unrecognized compensation cost associated with the original award as of the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before the modification, the Company continues to recognize compensation cost at least equal to the cost of the original award.
During 2025, the Company entered into consulting arrangements with several former employees that provided for the continued vesting of outstanding stock options. The Company accounted for these arrangements as award modifications under ASC 718. Results of operations for the year ended December 31, 2025 include an immaterial amount of additional stock-based compensation expense associated with these modifications.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s financial statements and related disclosures. Deferred tax assets and liabilities are determined on the basis of the differences between the Company’s financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including projected future taxable income, future reversals of existing taxable temporary differences, tax-planning strategies, and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. Interest and penalties are included as a component of income tax expense.
The Company records uncertain tax positions on the basis of a two-step process whereby (i) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Any resulting unrecognized tax benefits are included within the related tax liability.

In July 2025, legislation commonly referred to as the One Big Beautiful Bill Act (OBBBA) was enacted, which includes changes to U.S. tax law, including provisions affecting the deductibility of domestic research expenditures, limitations on interest expense deductions, and bonus depreciation. The Company evaluated the impact of the enacted legislation under ASC 740. Any remeasurement of deferred tax assets resulting from the legislation was fully offset by the Company’s existing valuation allowance. Accordingly, the enactment of the OBBBA did not have a material impact on the Company’s financial statements.

Comprehensive income (loss)
Comprehensive income (loss)
The Company reports all components of comprehensive income (loss), including net loss, in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on short-term investments. Other comprehensive income (loss) includes unrealized gains and losses on short-term investments, which was the only difference between net loss and comprehensive loss for the applicable periods.

Net Loss Per Share
Net Loss Per Share
Basic net loss per common share attributable to common stockholders is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share attributable to common stockholders is calculated by dividing the net loss by the weighted-average number of shares of common stock and potentially dilutive securities outstanding during the period. The Company’s potentially dilutive securities, which include its options to purchase common stock, common stock subject to repurchase related to unvested restricted stock and options early exercised, and, for periods prior to April 2, 2024, convertible preferred stock, have been excluded from the calculation of diluted net loss per share as the effect would reduce the net loss per share. Therefore, the weighted-average number of shares of common stock outstanding used to calculate both basic and diluted net loss per share is the same.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is still an emerging growth company (EGC) as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the JOBS Act), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act and has elected to use the extended transition period for complying with new or revised accounting standards, which means that when an accounting standard is issued or revised and it has different effective dates for public and private companies, the Company can comply with the effective dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to companies that comply with new or revised accounting standards as of public company effective dates.

Recently Adopted Accounting Pronouncements
Recent Accounting Pronouncements Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The new guidance requires more detailed information about specified types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions on the face of the statement of operations on an annual and interim basis. This guidance is effective for the Company for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The new standard permits early adoption and can be applied prospectively or retrospectively. The Company is evaluating the effect that this guidance will have on its financial statements and related disclosures.

Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures. The update enhances income tax disclosure requirements, including expanded information related to the effective tax rate reconciliation and income taxes paid, and does not affect the recognition or measurement of income taxes. The Company adopted this guidance effective January 1, 2025 and applied the new disclosure requirements prospectively for the year ended December 31, 2025. The adoption did not materially affect the Company’s financial statements, and the additional required disclosures are included in Note 11.

Recently Issued Accounting Pronouncements Pending Adoption
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (ASU
2024-03)
. The new guidance requires more detailed information about specified types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as R&D and G&A) presented on the face of the statement of operations on an annual and interim basis. This guidance will be effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The new standard permits early adoption and can be applied prospectively or retrospectively. The Company is evaluating the effect that this guidance will have on its financial statements and related disclosures.